Shareholder Report, Line Graph (Details) 192259_F-M Investments Large Cap Focused Fund_Institutional Class_TSR Annual {Institutional Class Shares} - USD ($)											12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Oct. 03, 2016	Aug. 31, 2026
Institutional Class Shares
Account Value [Line Items]
Accumulated Value	$ 453,247	$ 350,844	$ 278,110	$ 232,076	$ 286,068	$ 232,821	$ 155,950	$ 154,477	$ 115,747	$ 100,000	$ 554,149
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 TR
Accumulated Value	348,204	300,488	236,353	203,850	229,632	175,070	143,574	139,499	116,578	100,000	$ 419,167
Russell 1000 Growth Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 1000 Growth Total Return Index
Accumulated Value	$ 470,251	$ 383,306	$ 293,153	$ 240,415	$ 297,015	$ 231,095	$ 160,104	$ 153,542	$ 120,684	$ 100,000	$ 519,923